Income Taxes - Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 12, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 12, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards		$ 20,216	$ 13,134		$ 9,243
Research and development tax credit carryforwards		317	264		42
Start-up costs		4,350	3,917		879
Accrued expenses and other		850	689		203
Total deferred tax assets		25,733	18,004		10,367
Valuation allowance	$ (25,733)	(25,733)	(18,004)	$ (10,367)	(10,367)	$ (6,577)
Net deferred tax assets		$ 0	$ 0		$ 0